Leases Disclosure of Maturity Analysis of Capitalised Leases (Details) - ZAR (R) R in Millions	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Maturity Analysis Of Finance Lease Payments [Line Items]
Gross lease liabilities	R 544	R 337
– 12 months
Disclosure Of Maturity Analysis Of Finance Lease Payments [Line Items]
Gross lease liabilities	206	112
– one to five years
Disclosure Of Maturity Analysis Of Finance Lease Payments [Line Items]
Gross lease liabilities	205	225
- Five years and more
Disclosure Of Maturity Analysis Of Finance Lease Payments [Line Items]
Gross lease liabilities	R 133	R 0